BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.4%
Bermuda—1.3%
Axis Capital Holdings Ltd.	69,193	$4,094,842
Everest Re Group Ltd.	18,748	5,085,582
		9,180,424
Brazil—0.5%
Azul SA - ADR*	100,245	3,733,124
Canada—2.9%
Barrick Gold Corp.*	560,330	9,356,410
Fairfax Financial Holdings Ltd.*	4,796	2,166,414
Nutrien Ltd.	68,589	3,252,491
Yamana Gold, Inc.	1,589,986	5,692,150
		20,467,465
Denmark—1.8%
AP Moller - Maersk A/S, Class B	2,988	4,176,137
FLSmidth & Co., A/S	85,533	3,141,846
Novo Nordisk A/S, Class B	93,324	5,245,944
		12,563,927
Finland—1.0%
Sampo Oyj, Class A	173,286	7,006,970
France—9.1%
BNP Paribas SA	138,797	7,781,165
Capgemini SA	71,307	8,435,132
Cie Generale des Etablissements Michelin SCA	35,523	4,259,981
Danone SA	115,820	9,529,895
Dassault Aviation SA	1,718	2,337,649
Eiffage SA	70,308	7,674,295
Kering SA	7,170	4,317,691
Peugeot SA	184,634	4,455,334
TOTAL SA	196,592	10,312,145
Vinci SA	46,752	5,096,501
		64,199,788
Germany—2.6%
Brenntag AG	80,956	4,314,349
HeidelbergCement AG	115,036	8,476,710
Rheinmetall AG	9,675	1,029,815
Siemens AG	36,368	4,686,529
		18,507,403
Hong Kong—1.3%
Melco Resorts & Entertainment Ltd. - ADR	266,690	5,675,163
WH Group Ltd.	3,328,000	3,417,476
		9,092,639
Hungary—1.0%
OTP Bank PLC	145,098	6,824,164
Indonesia—0.5%
Bank Rakyat Indonesia Persero Tbk PT	13,128,600	3,803,609
Ireland—1.1%
CRH PLC	208,394	7,955,048
Italy—0.9%
Leonardo SpA	544,130	6,353,094
Japan—9.9%
Bandai Namco Holdings, Inc.	88,900	5,392,360
Haseko Corp.	297,800	3,833,198
Hitachi Ltd.	235,300	9,267,063
Koito Manufacturing Co. Ltd.	67,900	3,502,404
Mitsubishi Estate Co. Ltd.	328,800	6,030,380
Nintendo Co., Ltd.	13,900	5,382,576
Nippon Telegraph & Telephone Corp.	182,800	9,234,893
Seven & i Holdings Co., Ltd.	113,400	4,231,672
Shionogi & Co. Ltd.	77,900	4,585,554
Sony Corp.	287,300	18,231,458
		69,691,558
Netherlands—2.3%
ING Groep NV	699,227	8,040,937
NXP Semiconductors NV	39,336	4,546,455
Royal Dutch Shell PLC, Class A	119,353	3,419,177
		16,006,569
South Korea—1.2%
KB Financial Group, Inc.	89,011	3,477,777
KT Corp. - SP ADR*	425,960	4,792,050
		8,269,827
Sweden—0.4%
Sandvik AB	154,844	2,815,904
Switzerland—2.6%
Glencore PLC	1,594,843	5,034,209
Roche Holding AG	13,966	4,305,620
STMicroelectronics NV	207,816	5,080,117
Swiss Re AG	32,310	3,499,695
		17,919,641
United Kingdom—7.2%
Avast PLC	541,861	3,135,698
Cineworld Group PLC	1,274,944	3,422,803
GlaxoSmithKline PLC	271,792	6,174,957
Imperial Brands PLC	154,597	3,401,440
International Game Technology Plc	142,734	2,119,600
Legal & General Group Plc	1,078,445	3,913,632
Melrose Industries PLC	745,764	2,211,814
Next PLC	53,722	4,693,982
Nomad Foods Ltd.*	176,469	3,705,849
Persimmon PLC	191,125	6,320,126
Tesco PLC	2,451,187	7,269,436
Tullow Oil PLC	2,573,874	4,357,491
		50,726,828
United States—50.8%
Activision Blizzard, Inc.	104,707	5,741,085
Allstate Corp., (The)(a)	83,185	9,262,650
Alphabet, Inc., Class C*	10,763	14,045,284
American Express Co.	94,343	11,332,481
Berkshire Hathaway, Inc., Class B*	106,696	23,505,129
Biogen, Inc.*	11,293	3,385,754
CDK Global, Inc.	70,183	3,758,300
CH Robinson Worldwide, Inc.	63,682	4,893,962
Chubb Ltd.	16,185	2,451,704
Cigna Corp.	46,217	9,239,703
Cisco Systems, Inc.	79,107	3,584,338
Citigroup, Inc.	137,777	10,349,808
Comcast Corp., Class A	245,868	10,855,072
Corteva, Inc.(a)	275,112	7,158,414
CVS Health Corp.	163,215	12,285,193
Diamondback Energy, Inc.(a)	47,396	3,665,607
Dover Corp.	36,488	4,067,682
DuPont de Nemours, Inc.	106,921	6,929,550
Eaton Corp. PLC	70,088	6,483,140
Fox Corp., Class A(a)	252,219	9,019,351
Goldman Sachs Group Inc., (The)	12,952	2,866,925
Graphic Packaging Holding Co.	194,034	3,156,933
Johnson & Johnson	55,426	7,620,521
Kansas City Southern	32,310	4,924,690
Laboratory Corp. of America Holdings*(a)	27,318	4,706,618
Las Vegas Sands Corp.	59,714	3,747,054
Lear Corp.	28,293	3,403,931
Lennar Corp., Class A	101,134	6,032,643
Marathon Petroleum Corp.	182,251	11,051,701
McKesson Corp.(a)	31,321	4,530,269
Medtronic PLC	79,162	8,817,855
Microsoft Corp.	124,435	18,836,970
Molson Coors Brewing Co., Class B	9,752	492,281
Mosaic Co., (The)	188,602	3,592,868
Newmont Goldcorp Corp.	92,205	3,540,672
Nexstar Media Group, Inc., Class A(a)	52,201	5,622,570
Oracle Corp.	188,137	10,562,011
Owens Corning	95,837	6,426,829
Parsley Energy, Inc., Class A(a)	233,625	3,499,703
Pfizer, Inc.	142,245	5,479,277
Philip Morris International, Inc.	46,677	3,870,924
PulteGroup, Inc.	125,500	4,976,075
Science Applications International Corp.	63,147	5,389,596
SYNNEX Corp.	35,448	4,353,369
TE Connectivity Ltd.	46,297	4,292,195
Tyson Foods, Inc., Class A	80,676	7,251,966
United Parcel Service, Inc., Class B	46,267	5,539,548
United Technologies Corp.	71,932	10,670,393
Verizon Communications, Inc.	166,635	10,038,092
Vistra Energy Corp.	429,773	11,401,878
Wells Fargo & Co.	157,610	8,583,441
		357,294,005
TOTAL COMMON STOCKS
(Cost $607,584,375)		692,411,987
PREFERRED STOCKS—0.7%
Brazil—0.7%
Petroleo Brasileiro SA, 4.186%	716,000	4,924,751
TOTAL PREFERRED STOCKS
(Cost $4,791,950)		4,924,751

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—3.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%(b)	25,064,541	25,064,541
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $25,064,541)		25,064,541
SHORT-TERM INVESTMENTS—0.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(b)	4,260,574	4,260,574
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,260,574)		4,260,574
TOTAL INVESTMENTS—103.3%
(Cost $641,701,440)		726,661,853
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.3)%		(23,484,689)
NET ASSETS—100.0%		$703,177,164

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $24,460,212.
(b)	Seven-day yield as of November 30, 2019.

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$9,180,424	$9,180,424	$-	$-	$-
Brazil	3,733,124	3,733,124	-	-	-
Canada	20,467,465	20,467,465	-	-	-
Denmark	12,563,927	12,563,927	-	-	-
Finland	7,006,970	7,006,970	-	-	-
France	64,199,788	-	64,199,788	-	-
Germany	18,507,403	-	18,507,403	-	-
Hong Kong	9,092,639	5,675,163	3,417,476	-	-
Hungary	6,824,164	-	6,824,164	-	-
Indonesia	3,803,609	-	3,803,609	-	-
Ireland	7,955,048	-	7,955,048	-	-
Italy	6,353,094	-	6,353,094	-	-
Japan	69,691,558	-	69,691,558	-	-
Netherlands	16,006,569	4,546,455	11,460,114	-	-
South Korea	8,269,827	4,792,050	3,477,777	-	-
Sweden	2,815,904	2,815,904	-	-	-
Switzerland	17,919,641	-	17,919,641	-	-
United Kingdom	50,726,828	5,825,449	44,901,379	-	-
United States	357,294,005	357,294,005	-	-	-
Preferred Stock					-
Brazil	4,924,751	4,924,751	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	25,064,541	-	-	-	25,064,541
Short-Term Investments	4,260,574	4,260,574	-	-	-
Total Assets	$726,661,853	$443,086,261	$258,511,051	$-	$25,064,541

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of
Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total
Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the
Securities and Exchange Commission.